EMPLOYEE BENEFITS (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Current service costs	R$ (30.8)	R$ (47.0)	R$ (58.0)
Administrative costs	(5.2)	(5.2)	(5.8)
(Gains) losses on settlement and curtailment	4.7	2.2	1.2
Income from operations	(31.3)	(50.0)	(62.6)
Financial costs	(114.3)	(107.8)	(115.6)
Total employee benefit expenses	R$ (145.6)	R$ (157.8)	R$ (178.2)